INTANGIBLE ASSETS, NET (Schedule of Intangible Assets, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Balance, opening	$ 429
Balance, ending	363	$ 429
Cost [Member] | License and Knowhow [Member]
Disclosure of detailed information about intangible assets [line items]
Balance, opening	1,538	1,538
Additions
Balance, ending	1,538	1,538
Accumulated Amortization [Member] | License and Knowhow [Member]
Disclosure of detailed information about intangible assets [line items]
Balance, opening	1,109	1,043
Additions	66	66
Balance, ending	1,175	1,109
Amortized cost [Member] | License and Knowhow [Member]
Disclosure of detailed information about intangible assets [line items]
Balance, opening	429
Balance, ending	$ 363	$ 429